Fair Value Measurements	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
4)	FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., “the exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. The hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset or liability must be classified in its entirety based on the lowest level of input that is significant to the measurement of fair value. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

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Level 1—Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

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Level 2—Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The Company’s financial instruments include cash and cash equivalents, investment securities, accounts payable, short-term and long-term debt and certain other liabilities. The book value of the Company’s financial instruments, excluding long-term debt, is representative of their fair values. As of November 26, 2022 and February 26, 2022, the fair value of the Company’s senior unsecured notes was approximately $205.3 million and $956.0 million, respectively, which is based on quoted prices in active markets for identical instruments (i.e., Level 1 valuation), compared with the carrying value of approximately $1.030 billion and $1.184 billion for November 26, 2022 and February 26, 2022, respectively. Financial assets utilizing Level 2 inputs included the ABL Facility and FILO Facility. As of November 26, 2022, the carrying amount of the ABL Facility and FILO Facility approximates fair value as interest charged is based on the current market rate and are secured on a first priority basis (subject to customary exceptions) on substantially all assets of the Company and its subsidiaries that are borrowers or guarantors under the ABL Facility and FILO Facility.
Financial assets utilizing Level 3 inputs included long-term investments in auction rate securities consisting of preferred shares of closed end municipal bond funds (see “Investment Securities,” Note 6).

4.	FAIR VALUE MEASUREMENTS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., “the exit price”) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various valuation approaches, including quoted market prices and discounted cash flows. The hierarchy for inputs used in measuring fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect a company’s judgment concerning the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an asset or liability must be classified in its entirety based on the lowest level of input that is significant to the measurement of fair value. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1—Valuations based on quoted prices in active markets for identical instruments that the Company is able to access. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•
Level 2—Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
The Company’s financial instruments include cash and cash equivalents, investment securities, accounts payable, long term debt and certain other liabilities. The book value of the Company’s financial instruments, excluding long term debt, is representative of their fair values. The Company’s investment securities at February 26, 2022 consisted primarily of U.S. Treasury securities, which are stated at amortized cost and are based on quoted prices in active markets for identical instruments (Level 1 valuation). As of February 26, 2022 and February 27, 2021, the fair value of the Company’s long term debt was approximately $956.0 million and $1.118 billion, respectively, which is based on quoted prices in active markets for identical instruments (i.e., Level 1 valuation), compared to the carrying value of approximately $1.184 billion and $1.195 billion, respectively.
The Company did not have any financial assets utilizing Level 2 inputs. Financial assets utilizing Level 3 inputs included long term investments in auction rate securities consisting of preferred shares of closed end municipal bond funds (see “Investment Securities,” Note 5).